CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Unrealized holding gains (losses) on securities, tax	$ 0	$ 1,958	$ 0	$ 125	$ 0
Unrealized gain (loss) on Euro-denominated debt, (net of tax of 2012: $0; 2011: $(8,005) and 2010: $12,656)	0	0	0	(12,573)	12,358
Net gains (losses) arising during the period, tax	$ 1,682	$ 0	$ 7,063	$ 15,555	$ 794